John Hancock Fundamental Large Cap Core Fund Expense Example - Class A C I R2 R4 R5 R6 [Member] - John Hancock Fundamental Large Cap Core Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 598
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	1,685
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	279
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,885
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	953
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,408
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,226
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	882
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	$ 822